Other financial liabilities - Summary Of Other Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Other financial liabilities [abstract]
Derivatives	¥ 319,881	¥ 432,189
Current liabilities	1,869,117	1,700,137
Non-current liabilities	435,594	495,814
Total	2,304,711	2,195,951
Financial liabilities measured at amortized cost, class [Member]
Disclosure of Other financial liabilities [abstract]
Deposits received	1,501,078	1,205,723
Other	483,751	558,039
Financial liabilities measured at fair value through profit or loss, class [Member]
Disclosure of Other financial liabilities [abstract]
Derivatives	319,881	432,189
Total	¥ 2,304,711	¥ 2,195,951